UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-21750

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas (Address of principal executive offices)	77002 (Zip code)

David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (713) 493-2020

Date of fiscal year end:  November 30, 2011

Date of reporting period:  August 31, 2011

Item 1:	Schedule of Investments

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 146.3%
Equity Investments(1) — 128.6%
United States — 109.2%
MLP(2) — 35.8%
Alliance Holdings GP, L.P.	87	$4,122
BreitBurn Energy Partners L.P.	62	1,137
Buckeye Partners, L.P.	83	5,214
Buckeye Partners, L.P. — Unregistered, Class B Units(3)(4)	185	10,345
Chesapeake Midstream Partners, L.P.	52	1,449
Crestwood Midstream Partners LP	132	3,380
DCP Midstream Partners, LP	527	20,429
Energy Transfer Equity, L.P.(5)	400	15,285
Energy Transfer Partners, L.P.(5)	246	11,082
Enterprise Products Partners L.P.(5)	536	22,572
Exterran Partners, L.P.	556	12,664
Global Partners LP	330	6,585
Holly Energy Partners, L.P.	42	2,122
Inergy, L.P.	510	14,472
MarkWest Energy Partners, L.P.(5)	420	20,191
Martin Midstream Partners L.P.	87	3,106
ONEOK Partners, L.P.	15	631
PAA Natural Gas Storage, L.P.	224	4,058
Penn Virginia Resource Partners, L.P.	615	15,927
Plains All American Pipeline, L.P.(6)	1,089	66,022
Regency Energy Partners LP	951	22,721
Targa Resources Partners LP(5)	204	7,007
TC PipeLines, LP	188	8,197
Teekay LNG Partners L.P.	198	6,672
TransMontaigne Partners L.P.	40	1,340
Western Gas Partners, LP	50	1,805
Williams Partners L.P.(5)	326	17,679

		306,214

MLP Affiliates — 30.3%
Enbridge Energy Management, L.L.C.(4)	4,153	114,386
Kinder Morgan Management, LLC(4)	2,394	144,809

		259,195

Marine Transportation — 22.4%
Capital Product Partners L.P.	2,535	17,238
Crude Carriers Corp.(7)	594	5,561
DHT Holdings, Inc.	2,581	7,690
Golar LNG Partners LP	232	5,967
Knightsbridge Tankers Limited	1,052	18,872
Navios Maritime Partners L.P.	2,298	36,425
Safe Bulkers, Inc.	2,133	14,908
Seaspan Corporation	69	952
Seaspan Corporation — 9.50% Preferred Shares	640	17,062
Teekay Offshore Partners L.P.	1,630	43,821
Teekay Tankers Ltd.	3,503	22,771

		191,267

Midstream & Other — 11.7%
El Paso Corporation(5)	528	10,098
Kinder Morgan, Inc.	1,209	31,258
ONEOK, Inc.(5)	519	36,764
PPL Corporation — 8.75% Preferred Shares(8)	18	957

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Midstream & Other (continued)
Targa Resources Corp.	93	$2,787
The Williams Companies, Inc.	677	18,280

		100,144

Coal — 4.7%
Arch Coal, Inc.	689	14,000
CONSOL Energy Inc.(5)	290	13,228
Peabody Energy Corporation(5)	256	12,498

		39,726

Income Trust — 4.3%
Permian Basin Royalty Trust	345	7,696
SandRidge Mississippian Trust I(9)	297	7,732
VOC Energy Trust	955	21,332

		36,760

Total United States (Cost — $723,271)		933,306

Canada — 19.4%
Income Trust — 16.5%
ARC Resources Ltd.	375	9,310
Crescent Point Energy Corp.	754	34,233
Daylight Energy Ltd.	1,341	10,818
Enerplus Corporation	1,293	37,814
NAL Energy Corporation	2,392	24,323
Peyto Exploration & Development Corp.	97	2,182
Provident Energy Ltd.	1,250	10,826
Veresen Inc	259	3,655
Westshore Terminals Investment Corporation(10)	287	6,729
Zargon Energy Trust	60	1,048

		140,938

Midstream — 2.9%
Gibson Energy Inc.	1,415	24,884

Total Canada (Cost — $159,793)		165,822

Total Equity Investments (Cost — $883,064)		1,099,128

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Debt Instruments — 17.7%
United States — 15.3%
Upstream — 6.8%
Antero Resources LLC	9.375%	12/1/17	$17,900	$19,064
Antero Resources LLC	7.250	8/1/19	1,750	1,706
Carrizo Oil & Gas, Inc.	8.625	10/15/18	19,200	19,680
Chaparral Energy, Inc.	8.250	9/1/21	2,750	2,640
Clayton Williams Energy, Inc.	7.750	4/1/19	6,850	6,319
Comstock Resources, Inc.	7.750	4/1/19	2,500	2,503
Petroleum Development Corporation	12.000	2/15/18	6,080	6,536

				58,448

Marine Transportation — 2.8%
Genco Shipping & Trading Limited(11)	5.000	8/15/15	5,000	3,450
Navios Maritime Acquisition Corporation	8.625	11/1/17	10,350	8,681
Navios Maritime Holdings Inc.	8.125	2/15/19	10,000	8,200
Overseas Shipholding Group, Inc.	7.500	2/15/24	500	356
Teekay Corporation	8.500	1/15/20	3,665	3,564

				24,251

Coal — 3.7%
Foresight Energy LLC	9.625	8/15/17	21,000	21,210
Patriot Coal Corporation	8.250	4/30/18	10,986	10,382

				31,592

Midstream — 2.0%
Crestwood Holdings Partners, LLC	(12)	10/1/16	16,460	16,624

Total United States (Cost — $136,616)				130,915

Canada — 2.4%
Upstream — 2.4%
Paramount Resources Ltd.	8.250	12/13/17	(13)	7,440
Southern Pacific Resources Corp.	(14)	1/15/16	12,592	12,655

Total Canada (Cost — $19,765)				20,095

Total Debt Investments (Cost — $156,381)				151,010

Total Long-Term Investments (Cost — $1,039,445)				1,250,138

Short-Term Investment — 1.9%
Repurchase Agreement — 1.9%
J.P. Morgan Securities Inc. (Agreement dated 8/31/11 to be repurchased at $16,563), collateralized by $16,894 in U.S. Treasury securities (Cost — $16,563)	—	9/1/11		16,563

Total Investments — 148.2% (Cost — $1,056,008)				1,266,701

			No. of
			Contracts

Liabilities
Call Option Contracts Written(7)
United States
Coal
CONSOL Energy Inc., call option expiring 9/16/11 @ $44.00			500	(144)
CONSOL Energy Inc., call option expiring 9/16/11 @ $45.00			500	(115)
Peabody Energy Corporation, call option expiring 9/16/11 @ $48.00			750	(188)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Contracts	Value

Coal (continued)
Peabody Energy Corporation, call option expiring 9/16/11 @ $50.00	500	$(66)

		(513)

Midstream & Other
El Paso Corporation, call option expiring 9/16/11 @ $19.00	1,000	(70)
ONEOK, Inc., call option expiring 9/16/11 @ $67.50	800	(352)
ONEOK, Inc., call option expiring 9/16/11 @ $70.00	1,300	(325)

		(747)

MLP
Energy Transfer Equity, L.P., call option expiring 9/16/11 @ $40.00	1,000	(50)
Energy Transfer Partners, L.P., call option expiring 9/16/11 @ $45.00	1,000	(90)
Enterprise Products Partners L.P., call option expiring 9/16/11 @ $41.00	1,000	(160)
Enterprise Products Partners L.P., call option expiring 9/16/11 @ $42.00	1,000	(95)
MarkWest Energy Partners, L.P., call option expiring 9/16/11 @ $48.00	1,800	(234)
Targa Resources Partners LP, call option expiring 9/16/11 @ $34.00	500	(46)
Targa Resources Partners LP, call option expiring 9/16/11 @ $35.00	50	(2)
Williams Partners L.P., call option expiring 9/16/11 @ $55.00	1,000	(95)
Williams Partners L.P., call option expiring 10/21/11 @ $55.00	1,500	(263)

		(1,035)

Total Call Option Contracts Written (Premium Received — $1,539)		(2,295)

Senior Unsecured Notes		(301,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(120,000)
Other Liabilities		(8,626)

Total Liabilities		(431,921)
Other Assets		19,747

Total Liabilities in Excess of Other Assets		(412,174)

Net Assets Applicable To Common Stockholders		$854,527

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had less than 25% of its total assets invested in publicly-traded partnerships at August 31, 2011. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	Fair valued security, restricted from public sale.

(4)	Distributions are paid-in-kind.

(5)	Security or a portion thereof is segregated as collateral on option contracts written.

(6)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P.

(7)	Security is non-income producing.

(8)	Security is mandatorily convertible to common shares of PPL Corporation and consists of a purchase contract for a beneficial ownership interest in PPL Capital Funding, Inc.’s 4.32% junior subordinated notes and a quarterly payment of 4.43% per annum of the $50 per share stated amount of the security.

(9)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(10)	Security is a stapled security that entitles holders to one share of common stock and a subordinated note. The subordinated note has a par value of $5.00 and pays interest at a rate of 10.50% per annum.

(11)	Security is convertible into common shares of the issuer.

(12)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a 2% LIBOR floor (10.50% as of August 31, 2011).

(13)	Principal amount is 7,250 Canadian dollars.

(14)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a 2% LIBOR floor (10.50% as of August 31, 2011).

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2011, the Fund held the following restricted investments:

				Number of
				Units,			Fair	Percent	Percent
		Acquisition	Type of	Principal ($)	Cost	Fair	Value	of Net	of Total
Investment	Security	Date	Restriction	(in 000s)	Basis	Value	per Unit	Assets	Assets

Level 3 Investments(1)
Buckeye Partners, L.P.	Class B Units	(2)	(3)	185	$10,002	$10,345	$55.85	1.2%	0.8%

Level 2 Investments(4)
Antero Resources LLC	Senior Notes	7/27/11	(3)	$1,750	$1,750	$1,706	n/a	0.2%	0.1%
Clayton Williams Energy, Inc.	Senior Notes	(2)	(3)	6,850	6,849	6,319	n/a	0.7	0.5
Crestwood Holdings Partners, LLC	Secured Term Loan	(2)	(5)	16,460	16,196	16,624	n/a	1.9	1.3
Foresight Energy LLC	Senior Notes	(2)	(5)	21,000	21,371	21,210	n/a	2.5	1.7
Navios Maritime Holdings Inc.	Senior Notes	(2)	(3)	10,000	10,007	8,200	n/a	1.0	0.6
Paramount Resources Ltd.	Senior Notes	11/30/10	(3)	(6)	7,063	7,440	n/a	0.9	0.6
Southern Pacific Resources Corp.	Secured Term Loan	(2)	(3)	12,592	12,702	12,655	n/a	1.5	1.0

Total					$75,938	$74,154		8.7%	5.8%

Total of all restricted securities					$85,940	$84,499		9.9%	6.6%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Security was acquired at various dates during the fiscal year ended November 30, 2010 or the nine months ended August 31, 2011.

(3)	Unregistered security of a public company.

(4)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(5)	Unregistered security of a private company.

(6)	Principal amount is 7,250 Canadian dollars.

At August 31, 2011, the cost basis of investments for federal income tax purposes was $1,077,078. At August 31, 2011, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$252,269
Gross unrealized depreciation	(62,645)

Net unrealized appreciation	$189,624

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Fund’s repurchase agreements, which are collateralized by U.S. Treasury securities, are generally high quality and liquid; however, the Fund reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2011. The Fund presents these assets by security type and description on its Schedule of Investments.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Assets at Fair Value
Equity investments	$1,099,128	$1,088,783	$—	$10,345
Debt investments	151,010	—	151,010	—
Repurchase agreement	16,563	—	16,563	—

Total assets at fair value	$1,266,701	$1,088,783	$167,573	$10,345

Liabilities at Fair Value
Call option contracts written	$2,295	$—	$2,295	$—

For the nine months ended August 31, 2011, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2011.

Long-Term
Investments

Assets at Fair Value Using Unobservable Inputs (Level 3)
Balance — November 30, 2010	$—
Purchases	29,950
Transfer out	(19,950)
Realized gains (losses)	—
Unrealized gains, net	345

Balance — August 31, 2011	$10,345

The $345 of unrealized gains presented in the table above for the nine months ended August 31, 2011 related to investments that are still held at August 31, 2011.

The purchases of $29,950 for the nine months ended August 31, 2011 relate to the Fund’s PIPE investments of Regency Energy Partners L.P., Buckeye Partners, L.P. (Class B Units), Buckeye Partners, L.P. (Common Units) and PAA Natural Gas Storage, L.P. The Fund’s investments in the common units of Buckeye Partners, L.P., PAA Natural Gas Storage, L.P. and Regency Energy Partners L.P., which are noted as transfers out of Level 3 in the table above, become readily marketable during the nine months ended August 31, 2011.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund. The following table sets forth the fair value of the Fund’s derivative instruments.

	Statement of Assets and	Fair Value as of
Derivatives Not Accounted for as Hedging Instruments	Liabilities Location	August 31, 2011

Liabilities
Call options	Call option contracts written	$(2,295)

The following tables set forth the effect of the Fund’s derivative instruments.

		For the Nine Months
		Ended August 31, 2011
			Net Change in
		Net Realized	Unrealized
	Location of Gains	Gains/(Losses)	Gains/(Losses)
	on Derivatives	on Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Derivatives Not Accounted for as Hedging Instruments	in Income	in Income	in Income

Call options	Options	$7,711	$(812)
Interest rate swap contracts	Interest rate swap contracts	(115)	—

		$7,596	$(812)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 28, 2011 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/  Kevin S. McCarthy
Name:     Kevin S. McCarthy

Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  Kevin S. McCarthy
Name:     Kevin S. McCarthy

Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 28, 2011

/s/  Terry A. Hart
Name:     Terry A. Hart

Title:	Chief Financial Officer and Treasurer
Date: October 28, 2011